Average Annual Total Returns - Class R6 Shares - Salient MLP & Energy Infrastructure Fund	May 01, 2021
AlerianMidstreamEnergySelectIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	(23.42%)
5 Years	2.21%
Since Inception	2.08%
Class R6
Average Annual Return:
1 Year	(17.27%)
5 Years	0.92%
Since Inception	(1.78%)
Inception Date	Jan. 04, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year	(17.27%)
5 Years	0.57%
Since Inception	(1.73%)
Inception Date	Jan. 04, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(10.22%)
5 Years	0.71%
Since Inception	(0.85%)
Inception Date	Jan. 04, 2016